SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	$ 4,627,207		$ 3,771,818	$ 1,332,332
Adjusted property EBITDA		1,219,537		1,042,064	569
Payments to the Philippine Parties		(41,939)		(42,451)	(28,894)
Pre-opening costs		(17,833)	[2]	(43,994)	(15,585)
Development costs		(5,433)		(1,202)	0
Amortization of gaming subconcession		0		0	(32,785)
Amortization of land use rights		(19,956)		(22,670)	(22,662)
Depreciation and amortization		(521,582)		(520,726)	(466,492)
Integrated resort and casino rent	[3]	(8,436)		(1,911)	(2,318)
Share-based compensation		(27,368)		(35,473)	(71,809)
Property charges and other		(13,221)		(228,437)	(39,982)
Corporate and Other expenses		(79,142)		(80,241)	(63,147)
Operating income (loss)		484,627		64,959	(743,105)
Non-operating income (expenses):
Interest income		15,766		23,305	26,458
Interest expense, net of amounts capitalized		(486,721)		(492,391)	(376,722)
Other financing costs		(7,362)		(4,372)	(6,396)
Foreign exchange (losses) gains, net		(15,492)		2,232	3,904
Other income, net		3,833		2,748	3,930
(Loss) gain on extinguishment of debt		(1,000)		1,611	0
Total non-operating expenses, net		(490,976)		(466,867)	(348,826)
Loss before income tax		(6,349)		(401,908)	(1,091,931)
Income tax expense		(21,610)		(13,422)	(5,236)
Net loss		(27,959)		(415,330)	(1,097,167)
Net loss attributable to noncontrolling interests		71,502		88,410	166,641
Net income (loss) attributable to Melco Resorts & Entertainment Limited		43,543		(326,920)	(930,526)
Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		3,772,655		3,077,312	1,066,975
Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		422,565		338,224	115,221
Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		285,933		208,885	84,566
Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		146,054		147,397	65,570
Macau [Member] | Altira Macau [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	125,096		110,825	32,615
Gaming tax and license fees	[4]	(52,834)		(48,914)	(13,914)
Employee benefits expenses	[5]	(45,170)		(43,192)	(43,215)
Other segment items	[6]	(29,014)		(19,996)	(18,506)
Adjusted property EBITDA		(1,922)		(1,277)	(43,020)
Macau [Member] | Altira Macau [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		104,686		91,556	24,803
Macau [Member] | Altira Macau [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		11,770		10,975	2,938
Macau [Member] | Altira Macau [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		8,507		8,194	4,782
Macau [Member] | Altira Macau [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		133		100	92
Macau [Member] | Mocha and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	122,596		117,700	76,403
Gaming tax and license fees	[4]	(50,959)		(49,137)	(30,511)
Employee benefits expenses	[5]	(24,257)		(22,599)	(18,582)
Other segment items	[6]	(20,406)		(18,678)	(17,019)
Adjusted property EBITDA		26,974		27,286	10,291
Macau [Member] | Mocha and Other [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		117,632		115,533	74,224
Macau [Member] | Mocha and Other [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		0		0	0
Macau [Member] | Mocha and Other [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		4,736		1,990	1,921
Macau [Member] | Mocha and Other [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		228		177	258
Macau [Member] | City of Dreams [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	2,282,256		1,930,483	559,684
Gaming tax and license fees	[4]	(1,019,075)		(864,529)	(232,466)
Employee benefits expenses	[5]	(326,737)		(276,637)	(238,667)
Other segment items	[6]	(314,802)		(213,004)	(120,711)
Adjusted property EBITDA		621,642		576,313	(32,160)
Macau [Member] | City of Dreams [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		1,957,079		1,649,551	447,726
Macau [Member] | City of Dreams [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		161,939		144,147	39,854
Macau [Member] | City of Dreams [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		102,293		77,142	24,651
Macau [Member] | City of Dreams [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		60,945		59,643	47,453
Macau [Member] | Studio City [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	1,390,345		958,354	175,983
Gaming tax and license fees	[4]	(526,250)		(365,220)	(72,660)
Employee benefits expenses	[5]	(253,104)		(195,510)	(143,233)
Other segment items	[6]	(269,752)		(190,834)	(65,254)
Adjusted property EBITDA		341,239		206,790	(105,164)
Macau [Member] | Studio City [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		1,076,619		714,680	135,814
Macau [Member] | Studio City [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		159,926		111,351	17,638
Macau [Member] | Studio City [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		83,881		56,948	11,919
Macau [Member] | Studio City [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		69,919		75,375	10,612
The Philippines [Member] | City of Dreams Manila [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	472,337		495,097	396,392
Gaming tax and license fees	[4]	(137,107)		(137,076)	(113,916)
Employee benefits expenses	[5]	(62,314)		(61,176)	(55,194)
Other segment items	[6]	(91,858)		(91,393)	(80,356)
Adjusted property EBITDA		181,058		205,452	146,926
The Philippines [Member] | City of Dreams Manila [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		357,315		378,475	293,863
The Philippines [Member] | City of Dreams Manila [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		53,494		57,652	54,791
The Philippines [Member] | City of Dreams Manila [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		52,345		50,459	41,161
The Philippines [Member] | City of Dreams Manila [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		9,183		8,511	6,577
Cyprus [Member] | City of Dreams Mediterranean and Other [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues	[1]	234,577		159,359	91,255
Gaming tax and license fees	[4]	(30,650)		(24,879)	(21,123)
Employee benefits expenses	[5]	(78,484)		(54,009)	(24,362)
Other segment items	[6]	(74,897)		(52,971)	(22,074)
Adjusted property EBITDA		50,546		27,500	23,696
Cyprus [Member] | City of Dreams Mediterranean and Other [Member] | Casino [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		159,324		127,517	90,545
Cyprus [Member] | City of Dreams Mediterranean and Other [Member] | Rooms [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		35,436		14,099	0
Cyprus [Member] | City of Dreams Mediterranean and Other [Member] | Food and Beverage [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		34,171		14,152	132
Cyprus [Member] | City of Dreams Mediterranean and Other [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues		$ 5,646		$ 3,591	$ 578

[1]	Revenues from the Corporate and Other category includes small charter flights and management services business during the years ended December 31, 2024, 2023 and 2022; together with the Japan Ski Resorts operation before its disposal as disclosed in Note 5 and the Grand Dragon Casino operation before June 27, 2022 as mentioned above during the year ended December 31, 2022 which are insignificant and below the quantitative thresholds attributable to the operating segments, therefore are not included in the total for the reportable segment operating revenues. A reconciliation of segment operating revenues to total consolidated operating revenues is as follows:
[2]	Certain amounts of pre-opening costs are grouped and reported under the line item “Integrated resort and casino rent”.
[3]	“Integrated resort and casino rent” represents land rent and variable lease costs to Belle and casino rent to John Keells.
[4]	The details of “Gaming tax and license fees” are disclosed in Note 2(r) with certain amounts included in pre-opening costs and Corporate and Other expenses.
[5]	“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs among segments. Certain amounts of “Employee benefits expenses” are included in Corporate and Other expenses, pre-opening costs, development costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of projects capitalized in property and equipment.
[6]	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses and other gaming operation expenses.